Geographical Information (Details Narrative)	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
UNITED STATES
Revenue percentage	23.00%	20.00%	19.00%	20.00%
RUSSIAN FEDERATION
Revenue percentage		20.00%		20.00%
Other [Member]
Revenue percentage	10.00%	10.00%	10.00%	10.00%